Business Segments (Details) - USD ($) $ in Millions		3 Months Ended											12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Reportable Segment Information
Vertically Integrated Utilities													$ 9,095.1	$ 9,012.4		$ 9,069.9
Transmission and Distribution Utilities													4,328.9	4,328.3		4,392.0
Generation and Marketing Revenues													1,771.4	2,858.7		2,866.7
Corporate and Other Revenues													229.5	180.7		124.6
Sales to AEP Affiliates													0.0	0.0		0.0
Total Revenues		$ 3,810.4	$ 4,104.7	$ 3,576.5	$ 3,933.3	$ 3,790.1		$ 4,652.2		$ 3,892.9		$ 4,044.9	15,424.9	16,380.1		16,453.2
Asset Impairments and Other Related Charges													87.1	2,267.8		0.0
Depreciation and Amortization													1,997.2	1,962.3		2,009.7
Interest and Investment Income													16.0	16.3		7.9
Carrying Costs Income													18.6	16.2		23.5
Allowance for Equity Funds Used During Construction													93.7	113.2		131.9
Interest Expense													895.0	877.2		873.9
Income Tax Expense (Credit)													969.7	(73.7)		919.6
Income from Continuing Operations						375.2		(764.2)	[1]	506.4		503.1	1,928.9	620.5		1,768.6
Income (Loss) from Discontinued Operations, Net of Tax						0.0		0.0		(2.5)	[2]	0.0	0.0	(2.5)		283.7
NET INCOME (LOSS)		401.8	556.7	376.2	594.2	375.2		(764.2)	[1]	503.9		503.1	1,928.9	618.0		2,052.3
Gross Property Additions													5,698.1	4,889.0		4,513.3
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		67,428.5				62,036.6							67,428.5	62,036.6
Accumulated Depreciation and Amortization		17,167.0				16,397.3							17,167.0	16,397.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		50,261.5				45,639.3	[3]						50,261.5	45,639.3	[3]
Assets Held for Sale						1,951.2								1,951.2
Total Assets		64,729.1				63,467.7							64,729.1	63,467.7		61,683.1
Investments in Equity Method Investees		812.3				809.4							812.3	809.4
Long-term Debt Due Within One Year		1,753.7				2,878.0							1,753.7	2,878.0
Long-term Debt - Affiliated		0.0				0.0							0.0	0.0
Long-term Debt		19,419.6				17,378.4							19,419.6	17,378.4
Total Long-term Debt Outstanding		21,173.3				20,256.4							21,173.3	20,256.4
Disposal Group, Including Discontinued Operation, Liabilities, Current		0.0				235.9							0.0	235.9
Vertically Integrated Utilities [Member]
Reportable Segment Information
Vertically Integrated Utilities													9,095.1	9,012.4		9,069.9
Sales to AEP Affiliates													96.9	79.5		102.3
Total Revenues													9,192.0	9,091.9		9,172.2
Asset Impairments and Other Related Charges													33.6	10.5
Depreciation and Amortization													1,142.5	1,073.8		1,062.6
Interest and Investment Income													6.8	4.8		4.6
Carrying Costs Income													15.2	10.5		11.8
Interest Expense													540.0	522.1		517.4
Income Tax Expense (Credit)													425.6	397.3		449.3
Income from Continuing Operations													803.3	984.0		900.2
Income (Loss) from Discontinued Operations, Net of Tax													0.0	0.0		0.0
NET INCOME (LOSS)													803.3	984.0		900.2
Gross Property Additions													2,343.2	2,237.0		2,222.3
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		43,294.4				41,552.6							43,294.4	41,552.6
Accumulated Depreciation and Amortization		13,153.4				12,596.7							13,153.4	12,596.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		30,141.0				28,955.9							30,141.0	28,955.9
Assets Held for Sale						0.0								0.0
Total Assets		37,579.7				37,428.3							37,579.7	37,428.3		35,792.3
Investments in Equity Method Investees		37.1				41.2							37.1	41.2
Long-term Debt Due Within One Year		1,038.1				1,519.9							1,038.1	1,519.9
Long-term Debt - Affiliated		50.0				20.0							50.0	20.0
Long-term Debt		10,801.4				10,353.3							10,801.4	10,353.3
Total Long-term Debt Outstanding		11,889.5				11,893.2							11,889.5	11,893.2
Disposal Group, Including Discontinued Operation, Liabilities, Current						0.0								0.0
Transmission and Distribution Companies [Member]
Reportable Segment Information
Transmission and Distribution Utilities													4,328.9	4,328.3		4,392.0
Sales to AEP Affiliates													90.4	94.1		164.6
Total Revenues													4,419.3	4,422.4		4,556.6
Asset Impairments and Other Related Charges													0.0	0.0
Depreciation and Amortization													667.5	649.9		686.4
Interest and Investment Income													7.7	14.8		6.4
Carrying Costs Income													3.6	20.0		11.8
Interest Expense													244.1	256.9		276.2
Income Tax Expense (Credit)													127.2	205.1		185.5
Income from Continuing Operations													636.4	482.1		352.4
Income (Loss) from Discontinued Operations, Net of Tax													0.0	0.0		0.0
NET INCOME (LOSS)													636.4	482.1		352.4
Gross Property Additions													1,558.4	1,058.3		1,048.4
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		16,371.2				14,762.2							16,371.2	14,762.2
Accumulated Depreciation and Amortization		3,768.3				3,655.0							3,768.3	3,655.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		12,602.9				11,107.2							12,602.9	11,107.2
Assets Held for Sale						0.0								0.0
Total Assets		16,060.7				14,802.4							16,060.7	14,802.4		14,795.0
Investments in Equity Method Investees		1.5				1.2							1.5	1.2
Long-term Debt Due Within One Year		663.1				309.4							663.1	309.4
Long-term Debt - Affiliated		0.0				0.0							0.0	0.0
Long-term Debt		4,705.4				4,672.2							4,705.4	4,672.2
Total Long-term Debt Outstanding		5,368.5				4,981.6							5,368.5	4,981.6
Disposal Group, Including Discontinued Operation, Liabilities, Current						0.0								0.0
AEP Transmission Holdco
Reportable Segment Information
Transmission Revenue													178.4	145.9		100.6
Sales to AEP Affiliates													588.3	366.9		228.6
Total Revenues													766.7	512.8		329.2
Asset Impairments and Other Related Charges													0.0	0.0
Depreciation and Amortization													102.2	67.1		43.0
Interest and Investment Income													1.2	0.4		0.2
Carrying Costs Income													(0.2)	(0.3)		(0.2)
Interest Expense													72.8	50.3		37.2
Income Tax Expense (Credit)													189.8	134.1		91.3
Income from Continuing Operations													355.6	269.3		192.7
Income (Loss) from Discontinued Operations, Net of Tax													0.0	0.0		0.0
NET INCOME (LOSS)													355.6	269.3		192.7
Gross Property Additions													1,542.8	1,265.8		1,121.3
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		7,110.2				5,354.0							7,110.2	5,354.0
Accumulated Depreciation and Amortization		176.6				101.4							176.6	101.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,933.6				5,252.6							6,933.6	5,252.6
Assets Held for Sale						0.0								0.0
Total Assets		8,141.8				6,384.8							8,141.8	6,384.8		5,012.1
Investments in Equity Method Investees		742.9				742.0							742.9	742.0
Long-term Debt Due Within One Year		50.0				0.0							50.0	0.0
Long-term Debt - Affiliated		0.0				0.0							0.0	0.0
Long-term Debt		2,631.3				2,055.7							2,631.3	2,055.7
Total Long-term Debt Outstanding		2,681.3				2,055.7							2,681.3	2,055.7
Disposal Group, Including Discontinued Operation, Liabilities, Current						0.0								0.0
Generation and Marketing [Member]
Reportable Segment Information
Generation and Marketing Revenues													1,771.4	2,858.7		2,866.7
Sales to AEP Affiliates													103.7	127.3		546.0
Total Revenues													1,875.1	2,986.0		3,412.7
Asset Impairments and Other Related Charges													53.5	2,257.3
Depreciation and Amortization													24.2	154.6		201.4
Interest and Investment Income													10.3	1.4		2.8
Carrying Costs Income													0.0	0.0		0.0
Interest Expense													18.5	35.8		40.0
Income Tax Expense (Credit)													189.7	(666.5)		194.6
Income from Continuing Operations													166.0	(1,198.0)		366.0
Income (Loss) from Discontinued Operations, Net of Tax													0.0	0.0		0.0
NET INCOME (LOSS)													166.0	(1,198.0)		366.0
Gross Property Additions													328.5	336.2		134.3
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		644.6				364.7							644.6	364.7
Accumulated Depreciation and Amortization		75.0				42.2							75.0	42.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		569.6				322.5							569.6	322.5
Assets Held for Sale						1,951.2								1,951.2
Total Assets		2,009.8				3,386.1							2,009.8	3,386.1		5,414.5
Investments in Equity Method Investees		16.6				0.1							16.6	0.1
Long-term Debt Due Within One Year		0.0				500.1							0.0	500.1
Long-term Debt - Affiliated		32.2				32.2							32.2	32.2
Long-term Debt		(0.3)				0.0							(0.3)	0.0
Total Long-term Debt Outstanding		31.9				532.3							31.9	532.3
Disposal Group, Including Discontinued Operation, Liabilities, Current						235.9								235.9
All Other [Member]
Reportable Segment Information
Corporate and Other Revenues													51.1	34.8		24.0
Sales to AEP Affiliates													69.7	70.3		75.0
Total Revenues	[4]												120.8	105.1		99.0
Asset Impairments and Other Related Charges	[4]												0.0	0.0
Depreciation and Amortization	[4]												0.3	0.2		0.8
Interest and Investment Income	[4]												23.3	11.8		9.2
Carrying Costs Income	[4]												0.0	0.0		0.0
Interest Expense	[4]												63.9	40.5		30.3
Income Tax Expense (Credit)	[4]												37.4	(143.7)		(1.1)
Income from Continuing Operations	[4]												(32.4)	83.1		(42.7)
Income (Loss) from Discontinued Operations, Net of Tax	[4]												0.0	(2.5)		283.7
NET INCOME (LOSS)	[4]												(32.4)	80.6		241.0
Gross Property Additions	[4]												15.6	9.8		4.8
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	[4]	374.5				356.6							374.5	356.6
Accumulated Depreciation and Amortization	[4]	180.6				186.0							180.6	186.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[4]	193.9				170.6							193.9	170.6
Assets Held for Sale	[4]					0.0								0.0
Total Assets	[4],[5]	3,959.1				3,883.4							3,959.1	3,883.4		3,628.5
Investments in Equity Method Investees	[4]	14.2				24.9							14.2	24.9
Long-term Debt Due Within One Year	[4]	2.5				548.6							2.5	548.6
Long-term Debt - Affiliated	[4]	0.0				0.0							0.0	0.0
Long-term Debt	[4]	1,281.8				297.2							1,281.8	297.2
Total Long-term Debt Outstanding	[4]	1,284.3				845.8							1,284.3	845.8
Disposal Group, Including Discontinued Operation, Liabilities, Current						0.0								0.0
Reconciling Adjustments [Member]
Reportable Segment Information
Corporate and Other Revenues													0.0	0.0		0.0
Sales to AEP Affiliates													(949.0)	(738.1)		(1,116.5)
Total Revenues													(949.0)	(738.1)		(1,116.5)
Asset Impairments and Other Related Charges													0.0	0.0
Depreciation and Amortization	[6]												60.5	16.7		15.5
Interest and Investment Income													(33.3)	(16.9)		(15.3)
Carrying Costs Income													0.0	(14.0)		0.1
Interest Expense	[6]												(44.3)	(28.4)		(27.2)
Income Tax Expense (Credit)													0.0	0.0		0.0
Income from Continuing Operations													0.0	0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax													0.0	0.0		0.0
NET INCOME (LOSS)													0.0	0.0		0.0
Gross Property Additions													(90.4)	(18.1)		(17.8)
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	[6]	(366.4)				(353.5)							(366.4)	(353.5)
Accumulated Depreciation and Amortization	[6]	(186.9)				(184.0)							(186.9)	(184.0)
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[6]	(179.5)				(169.5)							(179.5)	(169.5)
Assets Held for Sale						0.0								0.0
Total Assets	[6],[7]	(3,022.0)				(2,417.3)							(3,022.0)	(2,417.3)		(2,959.3)
Investments in Equity Method Investees		0.0				0.0							0.0	0.0
Long-term Debt Due Within One Year		0.0				0.0							0.0	0.0
Long-term Debt - Affiliated		(82.2)				(52.2)							(82.2)	(52.2)
Long-term Debt		0.0				0.0							0.0	0.0
Total Long-term Debt Outstanding		(82.2)				(52.2)							(82.2)	(52.2)
Disposal Group, Including Discontinued Operation, Liabilities, Current						0.0								0.0
AEP Transmission Co [Member]
Reportable Segment Information
Transmission Revenue													141.9	110.4		84.3
Corporate and Other Revenues													0.8	0.1		0.3
Sales to AEP Affiliates													580.5	367.5		225.6
Total Revenues		173.8	167.3	229.4	152.7	120.0		125.3		153.1		79.6	723.2	478.0		310.2
Depreciation and Amortization													97.1	65.9		42.4
Interest Income													1.2	0.4		0.1
Allowance for Equity Funds Used During Construction													52.3	52.3		53.0
Interest Expense													68.0	46.0		34.6
Income Tax Expense (Credit)													147.2	94.1		60.0
Income from Continuing Operations						0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax						0.0		0.0		0.0		0.0
NET INCOME (LOSS)		61.8	$ 59.9	$ 107.4	$ 57.0	39.7		$ 52.4		$ 74.8		$ 25.8	286.1	192.7		132.9
Gross Property Additions													1,522.5	1,166.0		1,008.9
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		6,780.2				5,054.2							6,780.2	5,054.2
Accumulated Depreciation and Amortization		170.4				99.6							170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,609.8				4,954.6							6,609.8	4,954.6
Notes Receivable, Related Parties		0.0				0.0							0.0	0.0
Total Assets		7,068.1				5,349.8							7,068.1	5,349.8		4,156.5
Long-term Debt Due Within One Year		50.0				0.0							50.0	0.0
Long-term Debt		2,500.4				1,932.0							2,500.4	1,932.0
Total Long-term Debt Outstanding		2,550.4				1,932.0							2,550.4	1,932.0
AEP Transmission Co [Member] | State Transcos [Member]
Reportable Segment Information
Transmission Revenue													141.9	110.4		84.3
Corporate and Other Revenues													0.8	0.1		0.3
Sales to AEP Affiliates													580.5	367.5		225.6
Total Revenues													723.2	478.0		310.2
Depreciation and Amortization													97.1	65.9		42.4
Interest Income													0.7	0.1		0.1
Allowance for Equity Funds Used During Construction													52.3	52.3		53.0
Interest Expense													68.0	45.6		34.4
Income Tax Expense (Credit)													147.0	94.4		60.1
NET INCOME (LOSS)													285.8	193.3		133.2
Gross Property Additions													1,522.5	1,166.0		1,008.9
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		6,780.2				5,054.2							6,780.2	5,054.2
Accumulated Depreciation and Amortization		170.4				99.6							170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,609.8				4,954.6							6,609.8	4,954.6
Notes Receivable, Related Parties		0.0				0.0							0.0	0.0
Total Assets		7,072.9				5,337.5							7,072.9	5,337.5		4,143.6
Total Long-term Debt Outstanding		2,575.0				1,932.0							2,575.0	1,932.0
AEP Transmission Co [Member] | AEPTCo Parent [Member]
Reportable Segment Information
Transmission Revenue													0.0	0.0		0.0
Corporate and Other Revenues													0.0	0.0		0.0
Sales to AEP Affiliates													0.0	0.0		0.0
Total Revenues													0.0	0.0		0.0
Depreciation and Amortization													0.0	0.0		0.0
Interest Income													82.9	57.8		49.6
Allowance for Equity Funds Used During Construction													0.0	0.0		0.0
Interest Expense													82.4	57.9		49.8
Income Tax Expense (Credit)													0.2	(0.3)		(0.1)
NET INCOME (LOSS)	[8]												0.3	(0.6)		(0.3)
Gross Property Additions													0.0	0.0		0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		0.0				0.0							0.0	0.0
Accumulated Depreciation and Amortization		0.0				0.0							0.0	0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.0				0.0							0.0	0.0
Notes Receivable, Related Parties		2,550.4				1,950.0							2,550.4	1,950.0
Total Assets	[9]	2,590.1				1,987.7							2,590.1	1,987.7		1,588.4
Total Long-term Debt Outstanding		2,550.4				1,950.0							2,550.4	1,950.0
AEP Transmission Co [Member] | Reconciling Adjustments [Member]
Reportable Segment Information
Transmission Revenue													0.0	0.0		0.0
Corporate and Other Revenues													0.0	0.0		0.0
Sales to AEP Affiliates													0.0	0.0		0.0
Total Revenues													0.0	0.0		0.0
Depreciation and Amortization													0.0	0.0		0.0
Interest Income	[10]												(82.4)	(57.5)		(49.6)
Allowance for Equity Funds Used During Construction													0.0	0.0		0.0
Interest Expense	[10]												(82.4)	(57.5)		(49.6)
Income Tax Expense (Credit)													0.0	0.0		0.0
NET INCOME (LOSS)													0.0	0.0		0.0
Gross Property Additions													0.0	0.0		0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		0.0				0.0							0.0	0.0
Accumulated Depreciation and Amortization		0.0				0.0							0.0	0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.0				0.0							0.0	0.0
Notes Receivable, Related Parties	[11]	(2,550.4)				(1,950.0)							(2,550.4)	(1,950.0)
Total Assets	[12]	(2,594.9)				(1,975.4)							(2,594.9)	(1,975.4)		$ (1,575.5)
Total Long-term Debt Outstanding	[11]	$ (2,575.0)				$ (1,950.0)							$ (2,575.0)	$ (1,950.0)

[1]	Includes impairments for certain merchant generation assets (see Note 7).
[2]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[3]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[4]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.
[5]	Includes the elimination of AEP Parent’s investments in wholly-owned subsidiary companies.
[6]	Includes eliminations due to an intercompany capital lease.
[7]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable
[8]	Includes the elimination of AEPTCo Parent’s equity earnings in State Transcos.
[9]	Includes the elimination of AEPTCo Parent’s investments in State Transcos.
[10]	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.
[11]	Elimination of intercompany debt.
[12]	Primarily relates to the elimination of Notes Receivable from the State Transcos.